UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.
3300 IDS Center, 80 S. 8th Street
Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2010
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Mortgage Pass-Through Securities (57.3%) (2)
Federal Home Loan Mortgage Corporation (17.4%):
Par ($)	Coupon	Maturity	Fair Value ($)(1)
23,435	5.50%	8/1/2017	25,054
209,653	5.50%	3/1/2033	226,340
3,401,274	6.00%	9/1/2034	3,733,111
192,377	6.38%	12/1/2026	210,800
70,084	6.38%	8/1/2027	77,711
84,820	6.38%	12/1/2027	94,051
19,870,763	6.50%	4/1/2028	21,850,118
174,153	6.50%	8/1/2029	191,116
1,385,440	6.50%	10/1/2036	1,522,988
81,577	7.00%	2/1/2016	84,525
11,692,972	7.00%	4/1/2028	13,089,449
128,731	7.00%	4/1/2029	146,260
196,309	7.00%	1/1/2033	221,529
3,993,220	7.00%	5/1/2035	4,533,989
4,350,569	7.00%	1/1/2036	4,875,585
675,493	7.00%	8/1/2036	752,479
2,109,472	7.00%	8/1/2036	2,349,891
2,989,913	7.00%	8/1/2036	3,305,940
5,055,871	7.00%	12/1/2036	5,738,413
1,752,864	7.00%	9/1/2037	1,951,889
2,156,599	7.00%	10/1/2037	2,401,466
3,075,781	7.00%	10/1/2037	3,425,014
216,305	7.38%	12/17/2024	243,378
632,318	7.50%	9/1/2026	711,686
1,078,737	7.50%	7/1/2027	1,221,338
58,671	7.50%	7/1/2030	68,595
315,117	7.50%	1/1/2031	344,114
481,480	7.50%	7/1/2031	535,586
4,528,772	7.50%	10/1/2031	5,175,195
3,055,783	7.50%	10/1/2031	3,399,170
1,747,039	7.50%	1/1/2032	1,982,722
1,894,853	7.50%	1/1/2032	2,150,477
3,641,725	7.50%	4/1/2032	4,050,957
608,833	7.50%	5/1/2032	697,497
3,063,218	7.50%	7/1/2032	3,507,329
1,993,089	7.50%	8/1/2032	2,261,965
1,210,103	7.50%	12/1/2032	1,346,085
2,222,677	7.50%	12/1/2032	2,544,287
1,284,051	7.50%	1/1/2033	1,469,847
3,257,640	7.50%	3/1/2033	3,730,109
2,674,616	7.50%	4/1/2034	3,062,527
10,372,864	7.50%	7/1/2034	11,873,763
680,818	7.50%	7/1/2034	777,399
6,626,977	7.50%	11/1/2034	7,572,784
2,566,658	7.50%	11/1/2034	2,932,973
916,636	7.50%	12/1/2034	1,040,382
2,606,327	7.50%	11/1/2036	2,978,304
1,688,729	7.50%	11/1/2036	1,929,745
737,527	7.50%	12/1/2036	848,156
774,729	7.50%	10/1/2038	861,788
57,950	7.95%	10/1/2025	66,218
66,246	7.95%	10/1/2025	76,195
44,804	7.95%	11/1/2025	51,533
15,109	8.00%	5/1/2017	16,317
18,185	8.00%	12/1/2026	20,915
1,354,848	8.00%	2/1/2032	1,564,879
1,199,226	8.00%	1/1/2037	1,379,110
36,958	8.25%	12/1/2017	41,051
221,705	8.50%	5/1/2016	251,655
2,753	8.50%	1/1/2017	3,075
20,943	8.50%	3/1/2017	23,393
58,066	8.50%	4/1/2017	63,515

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

17,112	8.50%	5/1/2017	19,114
43,733	8.50%	10/1/2019	50,497
33,718	8.50%	7/1/2021	38,934
1,078,476	8.50%	5/1/2025	1,251,906
834,024	8.50%	6/20/2027	965,091
228,430	8.50%	12/1/2029	254,522
424,938	8.50%	3/1/2031	495,272
1,207,462	8.50%	8/1/2036	1,405,599
60,740	9.00%	11/1/2015	70,941
4,540	9.00%	5/1/2016	5,303
24,854	9.00%	10/1/2016	27,237
10,700	9.00%	1/1/2017	11,803
9,888	9.00%	6/1/2017	10,986
7,277	9.00%	7/1/2021	8,436
4,655	9.00%	10/1/2021	4,796
163,414	9.00%	11/1/2025	191,182
875,481	9.00%	3/20/2027	974,723
1,239,160	9.00%	4/1/2031	1,461,813
1,485,920	9.00%	5/1/2031	1,722,638
1,108,109	9.00%	11/1/2036	1,306,330
17,241	9.25%	6/1/2016	19,371
5,521	9.25%	3/1/2017	6,203
54,229	9.25%	2/1/2018	56,412
37,291	9.25%	3/1/2019	39,614
28,140	9.25%	3/1/2019	31,462
7,629	9.50%	6/1/2016	8,613
3,027	9.50%	7/1/2016	3,417
15,130	9.50%	10/1/2016	17,082
37,046	9.50%	4/1/2018	42,610
145,838	9.50%	6/17/2019	163,211
645,829	9.50%	12/17/2021	737,279
33,552	9.75%	12/1/2016	35,104
80,442	9.75%	12/1/2017	89,103
85,925	10.00%	9/1/2020	98,379
977,477	10.00%	3/1/2021	1,135,577
523,193	10.00%	3/15/2025	575,000
839,206	10.00%	3/17/2025	947,977
746,434	10.00%	7/1/2030	877,707
20,816	10.25%	2/1/2017	23,210
16,301	10.50%	10/1/2013	17,633
893	10.50%	5/1/2014	909
158,062	10.50%	6/1/2019	178,532
4,789	11.00%	6/1/2015	5,273
737,558	11.00%	9/17/2016	820,987
302,055	11.00%	8/15/2020	336,224
186	11.25%	8/1/2011	216
11,360	13.00%	5/1/2017	13,747
			160,241,707

Federal National Mortgage Association (30.8%):

Par ($)	Coupon	Maturity	Fair Value ($)(1)
72,437	5.76%	3/1/2033	78,989
11,868	5.99%	3/1/2019	12,555
191,586	6.00%	9/1/2028	206,535
49,933	6.00%	5/1/2032	53,829
1,137,922	6.00%	8/1/2034	1,248,407
748,984	6.00%	9/1/2037	816,557
595,109	6.15%	8/1/2036	644,967
455,725	6.20%	11/1/2027	505,724
127,851	6.35%	10/1/2030	143,235
80,179	6.49%	2/1/2032	89,496
123,778	6.50%	1/1/2022	135,644
469,375	6.50%	8/1/2027	516,755
39,542	6.50%	7/1/2028	42,962
360,958	6.50%	8/1/2034	394,877

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

1,262,910	6.50%	8/1/2036	1,387,110
3,627,828	6.50%	8/1/2037	3,978,933
1,412,456	6.74%	12/1/2015	1,606,098
39,892	6.91%	11/1/2026	45,253
162,409	6.91%	8/1/2027	184,237
271,439	6.95%	8/1/2021	279,476
5,104	7.00%	2/1/2017	5,630
502,481	7.00%	6/1/2017	553,398
426,663	7.00%	9/1/2021	463,393
660,579	7.00%	9/1/2021	702,797
1,354,717	7.00%	6/1/2022	1,514,224
341,994	7.00%	6/1/2022	370,874
630,343	7.00%	1/1/2024	684,607
85,862	7.00%	8/1/2027	97,208
1,017,365	7.00%	11/1/2029	1,129,945
846,151	7.00%	3/1/2032	939,786
3,842,010	7.00%	3/1/2032	4,341,867
877,314	7.00%	4/1/2032	974,396
666,683	7.00%	5/1/2032	740,457
230,469	7.00%	6/1/2032	255,972
1,582,057	7.00%	6/1/2032	1,757,126
74,031	7.00%	11/1/2032	82,314
7,537,265	7.00%	11/1/2032	8,533,603
33,500,040	7.00%	12/1/2032	37,953,427
635,571	7.00%	7/1/2033	719,586
1,391,142	7.00%	10/1/2033	1,545,084
734,184	7.00%	12/1/2033	815,428
659,816	7.00%	1/1/2035	732,831
12,637,845	7.00%	1/1/2035	14,036,336
7,197,880	7.00%	1/1/2035	8,149,355
638,044	7.00%	3/1/2036	708,649
15,233,864	7.00%	8/1/2036	17,270,537
148,057	7.00%	1/1/2037	167,629
2,032,541	7.00%	3/1/2037	2,260,001
4,058,502	7.00%	4/1/2037	4,512,685
592,323	7.00%	9/1/2037	657,869
4,377,214	7.00%	10/1/2038	4,860,228
2,681,280	7.00%	10/1/2038	2,977,987
6,835,516	7.00%	1/1/2039	7,591,927
712,230	7.45%	6/1/2016	754,338
309,942	7.50%	11/1/2012	326,791
375,644	7.50%	6/1/2022	421,388
353,607	7.50%	8/1/2022	391,531
878,802	7.50%	10/1/2022	976,232
582,800	7.50%	12/1/2022	633,524
569,894	7.50%	3/1/2023	619,494
1,133,027	7.50%	2/1/2024	1,258,643
1,136,711	7.50%	5/1/2024	1,262,735
24,671	7.50%	9/1/2027	27,406
875,372	7.50%	10/1/2028	972,421
1,362,132	7.50%	9/1/2029	1,513,148
1,703,654	7.50%	10/1/2029	1,892,533
28,987	7.50%	11/1/2029	32,846
120,488	7.50%	8/1/2030	136,531
821,602	7.50%	12/1/2030	912,691
57,247	7.50%	6/1/2031	63,282
2,171,425	7.50%	10/1/2031	2,471,882
2,451,217	7.50%	11/1/2031	2,722,976
104,627	7.50%	3/1/2032	119,093
758,865	7.50%	4/1/2032	839,827
976,008	7.50%	4/1/2032	1,084,215
125,262	7.50%	6/1/2032	142,491
1,296,434	7.50%	7/1/2032	1,440,165
35,171	7.50%	8/1/2032	39,073
342,886	7.50%	9/1/2032	388,542

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

37,767	7.50%	9/1/2032	41,947
1,075,196	7.50%	12/1/2032	1,194,400
2,762,582	7.50%	12/1/2032	3,068,862
1,264,956	7.50%	1/1/2033	1,405,198
939,694	7.50%	1/1/2033	1,043,875
2,775,791	7.50%	1/1/2033	3,083,534
2,769,823	7.50%	3/1/2033	3,153,080
1,198,951	7.50%	4/1/2033	1,331,875
2,347,399	7.50%	12/1/2033	2,607,649
575,023	7.50%	1/1/2034	654,112
2,202,818	7.50%	1/1/2034	2,447,038
7,812,538	7.50%	9/1/2034	8,909,896
273,883	7.50%	9/1/2034	301,857
5,835,820	7.50%	12/15/2034	6,643,314
2,379,266	7.50%	1/1/2035	2,708,482
1,311,955	7.50%	7/1/2035	1,457,408
2,730,936	7.50%	9/1/2035	3,033,707
1,043,188	7.50%	11/1/2035	1,158,844
2,706,850	7.50%	1/1/2036	3,006,951
651,360	7.50%	9/1/2036	723,574
2,487,392	7.50%	1/1/2037	2,763,162
1,106,106	7.50%	5/1/2037	1,228,737
170,140	7.50%	5/1/2037	189,003
4,726,999	7.50%	10/1/2037	5,251,067
1,278,112	7.50%	10/1/2037	1,419,812
4,539,754	7.50%	11/1/2037	5,043,062
1,530,110	7.50%	2/1/2038	1,699,749
193,549	7.62%	12/1/2016	206,155
431,811	7.95%	9/15/2020	486,422
34,722	8.00%	4/1/2016	37,722
1,265,784	8.00%	6/1/2031	1,464,386
441,414	8.00%	1/1/2032	517,679
1,477,906	8.00%	2/1/2033	1,711,446
2,799,179	8.00%	9/1/2033	3,273,960
4,005,837	8.00%	8/1/2034	4,638,842
1,228,778	8.00%	11/1/2037	1,368,096
2,101,418	8.00%	3/1/2038	2,339,675
627,816	8.17%	11/15/2031	726,619
34,147	8.25%	4/1/2022	36,803
317,101	8.33%	7/15/2020	363,916
182,334	8.38%	7/20/2028	205,192
1,493,097	8.45%	5/31/2035	1,743,045
144,845	8.46%	9/15/2030	165,661
142,706	8.50%	9/1/2012	154,071
76,763	8.50%	9/1/2013	78,067
254,730	8.50%	2/1/2016	289,475
14,987	8.50%	9/1/2017	15,636
73,001	8.50%	8/1/2018	80,318
20,435	8.50%	7/1/2022	23,189
65,069	8.50%	7/1/2026	72,439
700,767	8.50%	11/1/2026	812,888
370,821	8.50%	10/1/2028	429,091
210,261	8.50%	11/1/2028	244,204
348,012	8.50%	12/1/2028	403,692
574,343	8.50%	4/1/2029	667,771
781,245	8.50%	10/1/2029	909,134
627,404	8.50%	10/1/2029	698,468
366,881	8.50%	4/1/2030	427,249
89,683	8.50%	6/1/2030	103,137
535,812	8.50%	7/1/2030	624,347
544,627	8.50%	7/1/2030	633,221
354,955	8.50%	8/1/2030	413,606
60,958	8.50%	11/1/2030	67,573
10,107	8.50%	1/1/2031	11,204
1,463,095	8.50%	4/1/2032	1,702,602

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

73,182	8.50%	5/1/2032	85,013
1,611,530	8.50%	1/1/2037	1,862,259
6,607,839	8.50%	12/1/2037	7,689,537
261,923	8.59%	7/20/2030	299,316
60,487	8.87%	12/15/2025	69,901
2,804	9.00%	9/1/2017	3,112
11,485	9.00%	10/1/2019	12,720
18,416	9.00%	12/15/2019	20,339
632,760	9.00%	9/1/2024	731,183
86,376	9.00%	6/15/2025	98,900
513,522	9.00%	6/1/2030	601,180
510,825	9.00%	7/1/2030	590,281
365,612	9.00%	10/1/2030	421,772
517,332	9.00%	2/1/2031	605,194
28,103	9.00%	7/1/2031	31,825
233,099	9.00%	10/1/2031	272,688
3,869,535	9.00%	3/1/2032	4,474,507
366,908	9.00%	8/1/2037	408,922
542,965	9.00%	1/1/2038	606,895
270,703	9.00%	2/1/2038	301,700
39,086	9.25%	10/1/2016	43,219
84,579	9.25%	2/1/2017	93,205
144,808	9.40%	8/20/2027	168,470
18,152	9.50%	11/1/2018	20,763
39,144	9.50%	5/1/2019	45,291
37,101	9.50%	10/1/2019	40,931
424,370	9.50%	3/1/2020	477,416
492,591	9.50%	7/1/2020	569,135
62,604	9.50%	9/1/2020	71,990
55,187	9.50%	10/15/2020	62,562
16,058	9.50%	12/15/2020	17,911
57,866	9.50%	12/15/2020	65,600
12,965	9.50%	3/1/2021	14,572
20,494	9.50%	4/15/2021	23,582
130,340	9.50%	8/1/2024	150,215
88,720	9.50%	12/1/2024	102,546
98,434	9.50%	5/1/2027	115,103
957,308	9.50%	5/1/2029	1,070,053
77,587	9.50%	1/1/2030	85,870
420,819	9.50%	4/1/2030	494,022
1,573,888	9.50%	8/1/2031	1,759,248
513,683	9.55%	8/20/2025	579,991
32,964	9.75%	1/15/2013	35,726
71,850	9.75%	10/1/2021	79,574
140,586	9.75%	4/1/2025	155,535
29,807	10.00%	7/1/2013	32,630
176,021	10.00%	2/1/2015	192,606
297,833	10.00%	3/1/2015	328,634
14,738	10.00%	11/1/2016	16,136
33,581	10.00%	9/1/2019	38,133
13,567	10.00%	11/1/2020	15,798
10,353	10.00%	1/1/2021	12,153
70,357	10.00%	1/1/2024	80,655
183,895	10.00%	2/1/2028	214,475
607,088	10.00%	6/1/2030	689,394
165,118	10.16%	7/15/2020	185,419
177,714	10.18%	7/1/2020	198,288
58,184	10.25%	8/15/2013	63,043
18,144	10.50%	5/1/2015	21,467
99,952	10.50%	1/1/2016	111,217
24,880	10.50%	12/1/2017	27,732
21,034	10.50%	4/1/2022	23,781
176,836	10.50%	6/1/2028	207,512
2	11.00%	8/1/2015	2
14,172	11.00%	4/1/2017	16,075

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

110,455	11.27%	8/15/2020	125,217
50,930	11.57%	12/15/2026	58,401
			283,828,331

Government National Mortgage Association (9.1%) :
Par ($)	Coupon	Maturity	Fair Value ($)(1)
1,287,742	5.45%	7/15/2027	1,377,661
314,470	5.50%	9/15/2025	345,165
3,757,709	5.61%	11/15/2034	4,022,280
126,432	5.76%	3/20/2033	139,231
77,688	5.76%	3/20/2033	85,553
102,989	5.76%	3/20/2033	113,415
108,894	5.76%	5/20/2033	119,918
87,457	5.76%	6/20/2033	96,311
54,076	6.00%	9/15/2018	59,004
393,342	6.00%	11/20/2028	435,392
77,978	6.05%	3/20/2033	85,479
4,299,162	6.09%	7/15/2041	4,566,809
2,890,131	6.15%	1/15/2042	3,034,401
1,235,382	6.20%	3/15/2032	1,370,972
72,726	6.25%	5/15/2013	77,671
288,697	6.25%	12/15/2023	318,598
139,629	6.25%	1/15/2024	155,060
306,350	6.35%	4/20/2030	342,115
113,162	6.35%	5/20/2030	126,373
254,504	6.35%	6/20/2030	284,216
229,987	6.35%	6/20/2030	256,837
157,150	6.35%	7/20/2030	175,496
179,533	6.35%	8/20/2030	200,493
283,926	6.35%	9/20/2030	317,073
182,803	6.35%	10/20/2030	204,145
138,156	6.35%	10/20/2030	154,285
201,806	6.35%	11/20/2030	225,366
192,480	6.35%	1/20/2031	214,502
272,570	6.35%	3/20/2031	303,755
138,833	6.35%	6/20/2031	154,717
3,519,911	6.35%	10/15/2031	3,518,209
171,877	6.35%	11/20/2031	191,541
218,622	6.38%	8/15/2026	242,245
85,442	6.38%	12/15/2027	95,179
213,595	6.38%	4/15/2028	239,157
124,130	6.49%	11/20/2031	138,978
44,104	6.49%	12/20/2031	49,380
114,112	6.49%	4/20/2032	127,322
70,473	6.49%	6/20/2032	78,632
880,264	6.50%	6/15/2026	967,217
575,477	6.50%	2/15/2034	638,797
1,064,741	6.50%	3/20/2034	1,181,063
1,245,849	6.50%	10/20/2034	1,383,207
402,703	6.50%	7/20/2038	437,197
35,296	6.57%	9/20/2032	39,272
79,609	6.57%	3/20/2033	88,605
52,871	6.75%	9/15/2015	57,529
260,981	6.75%	8/15/2028	295,176
83,706	6.75%	6/15/2029	94,729
320,171	6.91%	7/20/2026	357,216
673,626	6.91%	2/20/2027	752,101
3,136,308	6.93%	9/15/2039	3,317,913
56,280	6.93%	2/20/2025	62,762
17,990	7.00%	9/20/2016	19,562
310,378	7.00%	5/20/2029	347,478
469,165	7.00%	7/15/2029	533,242
3,638,332	7.00%	9/15/2031	4,002,565
668,825	7.00%	2/15/2032	760,137
529,736	7.00%	6/20/2038	573,720

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

843,438	7.00%	12/20/2038	913,470
749,731	7.00%	2/20/2039	822,529
166,286	7.02%	4/20/2026	185,708
14,617	7.05%	2/15/2023	16,392
86,635	7.05%	9/20/2026	96,833
35,032	7.05%	11/20/2026	39,155
54,366	7.05%	1/20/2027	60,801
91,022	7.05%	4/20/2027	101,794
909,502	7.10%	5/20/2025	1,018,571
33,597	7.15%	12/20/2026	37,655
69,271	7.15%	3/20/2027	77,690
225,497	7.15%	4/20/2027	252,901
274	7.25%	8/15/2010	278
121,697	7.25%	5/15/2029	137,590
103,179	7.25%	6/15/2029	116,935
54,164	7.27%	7/20/2022	60,587
57,050	7.38%	1/15/2029	64,726
23,620	7.50%	5/15/2016	25,980
625,795	7.50%	8/15/2023	710,512
421,271	7.50%	11/15/2023	478,301
1,133,771	7.50%	12/15/2023	1,282,406
1,539,594	7.50%	12/15/2023	1,739,902
602,208	7.50%	11/15/2025	684,088
208,952	7.50%	5/15/2027	230,265
182,805	7.50%	8/15/2027	201,451
487,219	7.50%	8/15/2027	553,883
356,683	7.50%	11/15/2027	405,487
194,382	7.50%	2/20/2031	213,420
99,558	7.50%	3/20/2031	109,309
168,347	7.50%	5/20/2031	184,835
443,461	7.50%	4/15/2034	507,513
47,366	7.50%	6/15/2036	52,735
1,685,895	7.50%	10/15/2036	1,936,244
5,349,470	7.50%	10/15/2037	5,903,275
749,859	7.50%	1/20/2038	823,300
417,283	7.50%	10/20/2038	458,085
762,772	7.50%	3/15/2039	840,575
61,126	7.55%	10/20/2022	69,448
2,697,371	7.60%	12/15/2033	2,870,986
97,724	7.63%	12/15/2029	112,140
69,704	7.65%	7/20/2022	79,392
119,997	7.75%	6/15/2020	136,774
133,545	7.75%	7/15/2020	152,217
58,048	7.75%	8/15/2020	66,164
104,316	7.75%	8/15/2020	118,901
58,235	7.75%	11/15/2020	66,377
37,708	7.90%	1/20/2021	43,216
15,494	7.90%	1/20/2021	17,757
71,610	7.95%	2/15/2020	82,028
38,740	7.95%	5/20/2025	44,531
107,813	7.95%	7/20/2025	123,931
44,399	7.95%	8/20/2025	51,037
147,715	7.95%	9/20/2025	169,798
20,927	7.95%	10/20/2025	24,056
34,479	7.95%	10/20/2025	39,634
29,101	7.95%	10/20/2025	33,451
39,895	7.95%	1/20/2026	45,916
57,850	7.95%	1/20/2026	66,580
80,726	7.95%	4/20/2026	92,908
30,401	7.95%	9/20/2026	34,989
24,387	7.95%	11/20/2026	28,068
32,828	7.95%	12/20/2026	37,782
42,808	7.95%	3/20/2027	49,326
25,557	7.99%	2/20/2021	29,358
50,845	7.99%	4/20/2021	58,406

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

100,011	7.99%	7/20/2021	114,883
20,724	7.99%	9/20/2021	23,806
80,890	7.99%	10/20/2021	92,918
135,849	7.99%	1/20/2022	156,055
184,449	7.99%	6/20/2022	211,884
6,928	8.00%	10/15/2012	7,428
177,068	8.00%	10/15/2014	193,290
35,720	8.00%	5/15/2016	39,876
91,396	8.00%	6/15/2016	102,030
38,016	8.00%	9/15/2016	42,439
1,556,880	8.00%	7/15/2029	1,800,828
985,086	8.00%	2/15/2031	1,086,953
2,403,934	8.00%	4/15/2031	2,652,522
1,288,958	8.00%	6/20/2031	1,417,211
2,837,474	8.00%	9/15/2031	3,295,622
166,585	8.10%	5/20/2019	187,368
14,841	8.10%	6/20/2019	16,692
56,072	8.10%	7/20/2019	63,067
106,118	8.10%	9/20/2019	119,357
21,137	8.10%	9/20/2019	23,774
20,353	8.10%	10/20/2019	22,892
23,375	8.10%	1/20/2020	26,394
25,534	8.10%	7/20/2020	28,832
19,777	8.25%	12/15/2011	20,744
3,760	8.25%	1/15/2012	4,036
15,620	8.25%	8/15/2015	17,205
263,986	8.25%	4/15/2019	299,028
86,882	8.25%	2/15/2020	98,807
4,686	8.25%	4/15/2027	5,424
35,160	8.38%	10/15/2019	39,939
52,466	8.40%	2/15/2019	59,638
92,094	8.40%	6/15/2019	104,682
46,351	8.40%	2/15/2020	52,902
1,751	8.50%	12/15/2011	1,839
15,044	8.50%	1/15/2012	16,181
30,320	8.50%	4/15/2015	33,537
99,038	8.50%	9/15/2016	109,658
26,831	8.50%	1/15/2017	30,336
552,119	8.50%	10/15/2017	605,800
64,726	8.50%	12/15/2021	74,844
50,357	8.50%	12/15/2021	58,802
7,124	8.50%	7/20/2022	8,198
62,678	8.50%	10/20/2022	72,133
27,742	8.50%	9/20/2024	32,067
61,121	8.50%	3/20/2025	70,771
114,033	8.50%	12/20/2026	132,274
25,094	8.50%	8/15/2030	29,329
1,848,891	8.50%	7/15/2032	2,159,659
38,522	8.60%	6/15/2018	43,482
32,367	8.63%	10/15/2018	35,923
2,756	8.75%	6/15/2011	2,924
42,778	8.75%	11/15/2011	45,382
4,013	8.75%	12/15/2011	4,257
7,499	9.00%	5/15/2011	7,966
9,007	9.00%	5/15/2011	9,568
10,406	9.00%	6/15/2011	11,054
10,756	9.00%	7/15/2011	11,426
11,162	9.00%	8/15/2011	11,857
3,938	9.00%	8/15/2011	4,128
10,982	9.00%	9/15/2011	11,665
15,641	9.00%	9/15/2011	16,615
9,536	9.00%	9/15/2011	10,129
7,983	9.00%	10/15/2011	8,480
63,188	9.00%	7/15/2015	70,119
22,880	9.00%	8/15/2015	25,390

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

241,299	9.00%	12/15/2016	267,110
21,488	9.00%	1/15/2017	24,367
160,182	9.00%	7/15/2017	181,640
148,005	9.00%	11/15/2024	169,416
77,778	9.00%	4/15/2026	90,521
18,447	9.10%	5/15/2018	21,018
1,527	9.25%	11/15/2010	1,592
9,505	9.25%	11/15/2011	10,164
776	9.50%	8/15/2010	810
2,461	9.50%	11/15/2010	2,567
1,839	9.50%	1/15/2011	1,969
11,464	9.50%	3/15/2011	12,275
10,424	9.50%	3/20/2016	11,595
31,746	9.50%	11/20/2016	35,312
1,447	9.50%	12/20/2017	1,638
2,557	9.50%	4/20/2018	2,929
1,098	9.50%	5/20/2018	1,258
20,733	9.50%	6/20/2018	23,749
25,033	9.50%	7/20/2018	28,675
14,034	9.50%	8/20/2018	16,075
30,147	9.50%	9/20/2018	34,533
35,264	9.50%	9/20/2018	40,395
10,071	9.50%	9/20/2018	11,536
15,720	9.50%	8/20/2019	18,109
2,136	9.50%	10/20/2019	2,461
2,090	9.75%	8/15/2010	2,182
1,818	9.75%	11/15/2010	1,898
7,774	9.75%	12/15/2010	8,117
6,763	9.75%	1/15/2011	7,264
6,514	9.75%	1/15/2011	6,996
8,646	9.75%	10/15/2012	9,564
3,990	9.75%	10/15/2012	4,413
3,935	9.75%	11/15/2012	4,353
11,167	9.75%	11/15/2012	12,353
5,613	9.75%	11/15/2012	6,209
5,793	9.75%	11/15/2012	6,408
11,992	10.00%	11/15/2017	13,469
26,185	10.00%	2/15/2019	30,366
13,781	10.00%	2/20/2019	15,926
13,205	10.00%	3/20/2019	15,260
9,561	10.00%	5/20/2019	11,048
113,861	10.00%	10/15/2019	134,826
27,548	10.00%	12/15/2020	32,006
61,355	10.00%	6/15/2021	71,561
667	10.25%	11/15/2011	711
6,660	10.25%	1/15/2012	7,276
2,874	10.25%	7/15/2012	3,140
6,582	10.50%	9/15/2015	7,348
12,435	10.50%	11/15/2018	14,103
21,702	10.50%	6/15/2019	24,731
120,452	10.50%	2/15/2020	136,192
255,751	10.50%	12/15/2020	284,578
117,093	10.50%	8/15/2021	134,842
1,979	11.25%	3/15/2011	2,120
5,847	11.25%	4/15/2011	6,262
347	11.25%	5/15/2011	372
5,432	11.25%	7/15/2011	5,817
1,006	11.25%	7/15/2011	1,077
1,543	11.25%	10/15/2011	1,653
26,958	11.50%	8/15/2018	29,374
			84,302,624

Total mortgage pass-through securities			528,372,662
(cost: $516,384,208)

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

U.S. Treasury / Federal Agency Securities (7.3%) (2)
	U.S. Treasury Note:
12,000,000	0.875%, 4/30/11	12,053,436
10,000,000	2.625%, 4/30/16	10,275,000
20,000,000	6.25%, 8/15/23	25,925,000
22,000,000	U.S. Treasury Strips, Zero Coupon,
	3.94% effective yield, 2/15/19	17,076,356
4,950,000	U.S. Treasury Strips, Zero Coupon,
	4.18% effective yield, 2/15/36	1,759,487

Total U.S. Treasury / Federal Agency securities		67,089,279
(cost: $64,409,633)

Collateralized Mortgage Obligations (31.1%) (2)
Federal Home Loan Mortgage Corp.:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
119,814	4.00%	12/15/2032	124,154
240,173	4.00%	3/15/2034	247,114
363,118	5.50%	2/15/2034	377,975
96,538	6.00%	9/15/2021	103,732
200,135	6.00%	6/15/2028	210,432
747,235	6.50%	9/15/2023	824,644
80,744	6.50%	2/15/2030	88,503
538,393	6.50%	2/15/2032	600,897
910,983	6.50%	3/15/2032	1,001,725
181,423	6.50%	7/15/2032	200,797
164,303	6.70%	9/15/2023	167,719
424,967	6.95%	3/15/2028	442,095
11,547,080	7.00%	12/23/2013	12,694,631
179,316	7.00%	12/15/2020	197,052
98,787	7.00%	3/15/2021	109,792
712,598	7.00%	9/15/2021	783,079
654,773	7.00%	10/15/2022	654,596
55,759	7.00%	11/15/2022	61,970
2,918,757	7.00%	3/25/2023	3,239,820
111,972	7.00%	4/15/2023	115,695
232,243	7.00%	5/15/2023	258,116
378,171	7.00%	7/15/2023	420,301
983,178	7.00%	1/15/2024	1,052,171
128,332	7.00%	3/15/2024	138,806
9,901,178	7.00%	5/1/2025	10,906,330
9,359,321	7.00%	8/15/2027	10,431,964
1,596,307	7.00%	8/15/2029	1,790,108
3,420,111	7.00%	6/15/2031	3,903,736
322,752	7.00%	7/15/2031	365,164
4,436,307	7.00%	5/15/2032	4,930,540
170,743	7.50%	6/15/2017	181,213
454,442	7.50%	10/15/2021	505,069
1,080,880	7.50%	7/15/2022	1,202,310
1,320,083	7.50%	3/15/2023	1,468,385
4,854,984	7.50%	4/15/2023	5,400,410
1,836,517	7.50%	3/15/2028	2,116,299
1,113,928	7.50%	6/15/2030	1,239,071
549,546	7.50%	9/15/2030	614,031
147,874	7.50%	9/15/2030	147,830
731,023	7.50%	11/15/2030	845,940
41,089	8.00%	3/15/2021	46,154
439,415	8.00%	7/15/2021	493,587
120,630	8.00%	11/25/2022	135,502
4,444,064	8.00%	2/15/2023	4,947,493
50,965	8.00%	3/15/2023	56,738
84,042	8.00%	4/25/2024	93,562

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

124,107	8.00%	2/15/2027	126,063
616,991	8.00%	11/20/2029	693,055
641,707	8.00%	1/15/2030	730,443
639,222	8.30%	11/15/2020	716,468
198,901	8.50%	10/15/2022	224,602
701,362	8.50%	6/15/2025	782,492
333,786	8.50%	3/15/2032	376,917
14,171	9.15%	10/15/2020	15,629
717,377	9.50%	2/15/2020	785,781
157,920	10.00%	6/15/2020	178,227
			80,566,929

Federal National Mortgage Association:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
162,340	0.57%	11/25/2032	144,872
363,532	3.50%	3/25/2033	374,665
671,226	3.50%	8/25/2033	693,294
23,757	4.00%	3/25/2033	24,906
107,461	5.40%	3/25/2044	113,337
696,023	5.50%	1/25/2037	691,848
99,378	6.09%	9/25/2029	103,562
200,000	6.28%	10/27/2031	214,974
1,171,440	6.43%	8/25/2037	1,282,200
587,913	6.47%	10/25/2031	599,791
1,244,493	6.50%	5/25/2032	1,242,326
134,046	6.50%	12/25/2023	149,055
409,822	6.50%	9/25/2033	419,208
424,461	6.50%	6/25/2042	470,157
588,303	6.50%	11/25/2042	651,638
515,990	6.50%	12/25/2042	571,540
598,329	6.50%	7/25/2043	662,519
1,044,681	6.50%	10/25/2043	1,155,225
307,022	6.51%	3/25/2029	348,735
1,164,648	6.59%	10/25/2031	1,229,710
5,597,585	6.75%	4/25/2037	6,088,248
310,370	6.83%	7/25/2031	304,249
48,356	6.85%	12/18/2027	54,515
63,847	7.00%	1/25/2021	71,713
117,307	7.00%	7/25/2022	131,073
113,368	7.00%	11/25/2022	126,974
33,241	7.00%	12/25/2022	37,313
36,970	7.00%	6/25/2023	41,018
7,866,838	7.00%	10/25/2027	8,768,837
3,703,427	7.00%	7/25/2029	4,182,716
264,899	7.00%	10/25/2041	297,214
1,157,784	7.00%	12/25/2041	1,296,130
1,138,058	7.00%	6/25/2042	1,285,428
1,346,041	7.00%	3/25/2043	1,516,189
99,346	7.00%	2/25/2044	113,999
352,158	7.00%	7/25/2044	396,985
532,209	7.00%	8/25/2044	597,514
276,156	7.00%	11/25/2030	286,118
3,580,639	7.12%	6/17/2040	4,020,050
959,244	7.13%	1/17/2037	958,865
1,150,936	7.15%	9/25/2028	1,242,426
1,658,348	7.27%	8/25/2028	1,743,338
1,485,825	7.50%	6/19/2030	1,687,514
100,240	7.50%	8/20/2027	113,460
1,391,527	7.50%	6/25/2032	1,587,374
1,404,889	7.50%	6/25/2032	1,602,616
2,042,325	7.50%	11/25/2040	2,329,767
720,770	7.50%	2/25/2041	822,933
1,957,380	7.50%	12/25/2041	2,232,866
1,487,449	7.50%	1/25/2042	1,722,826
1,448,006	7.50%	2/25/2042	1,666,282
2,209,825	7.50%	2/25/2042	2,524,380

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

2,249,740	7.50%	6/25/2042	2,602,648
2,822,349	7.50%	7/25/2042	3,219,573
5,092,254	7.50%	10/25/2042	5,824,735
498,679	7.50%	12/25/2042	578,838
1,301,209	7.50%	9/25/2043	1,486,428
3,697,844	7.50%	11/25/2043	4,218,287
393,768	7.50%	3/25/2044	449,188
444,595	7.50%	3/25/2044	507,880
4,633,373	7.50%	6/25/2044	5,257,684
14,482,502	7.50%	1/25/2048	16,520,801
13,696,366	7.62%	7/25/2037	15,322,809
24,733	7.70%	3/25/2023	28,397
243,071	7.80%	6/25/2026	245,596
121,569	8.00%	7/25/2022	135,184
132,705	8.00%	7/25/2022	147,427
100,000	8.00%	7/18/2027	112,199
281,535	8.00%	7/25/2044	324,326
14,241	8.50%	1/25/2021	16,068
7,067	8.50%	4/25/2021	7,089
107,925	8.50%	9/25/2021	120,011
62,383	8.50%	1/25/2025	70,383
4,628,437	8.50%	6/18/2027	5,221,997
1,281,411	8.50%	6/25/2030	1,464,963
637,564	8.50%	6/25/2030	736,967
26,437	8.70%	12/25/2019	29,370
38,868	8.75%	9/25/2020	42,677
2,200,178	8.95%	11/25/2037	2,540,460
138,199	8.95%	10/25/2020	159,684
279,507	9.00%	7/25/2019	319,198
121,893	9.00%	12/25/2019	139,489
11,836	9.00%	3/25/2020	13,369
65,438	9.00%	5/25/2020	72,783
28,630	9.00%	6/25/2020	31,811
86,457	9.00%	6/25/2020	97,554
15,853	9.00%	7/25/2020	18,718
77,657	9.00%	9/25/2020	89,942
50,359	9.00%	10/25/2020	55,999
739,260	9.00%	1/25/2021	824,824
142,478	9.00%	8/1/2022	155,868
619,389	9.00%	11/25/2028	688,589
86,990	9.05%	12/25/2018	97,058
3,490,376	9.05%	2/25/2044	3,885,634
89,405	9.25%	1/25/2020	103,588
70,230	9.50%	12/25/2018	80,516
157,860	9.50%	3/25/2020	176,131
26,955	9.50%	4/25/2020	30,428
121,342	9.50%	11/25/2020	135,235
186,673	9.50%	11/25/2031	224,893
2,879,237	9.50%	10/25/2041	3,212,486
91,641	9.50%	12/25/2041	103,622
1,888,610	9.51%	6/25/2032	2,200,791
200,174	9.60%	3/25/2020	233,394
			141,378,081

Government National Mortgage Association:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
40,970	7.00%	4/16/2026	42,845
20,000,000	7.00%	6/20/2040	23,012,500
179,850	7.50%	6/20/2026	198,173
278,793	7.50%	5/16/2027	309,982
2,699,992	8.00%	10/16/2029	3,006,272
941,187	8.00%	1/16/2030	1,095,013
467,823	8.00%	1/16/2030	520,892
710,267	8.00%	3/16/2030	826,352
2,195,696	8.50%	9/20/2030	2,194,324
82,293	8.50%	2/20/2032	92,168
			31,298,521

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Vendee Mortgage Trust:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
1,254,784	6.00%	2/15/2030	1,370,263
12,795,689	6.50%	12/15/2028	14,165,227
3,377,650	7.00%	3/15/2028	3,740,747
705,369	7.25%	9/15/2025	798,389
1,638,380	7.75%	5/15/2022	1,838,058
2,424,177	7.75%	9/15/2024	2,747,654
7,526,983	8.21%	3/15/2025	8,411,404
325,479	8.29%	12/15/2026	366,164
			33,437,906

Total collateralized mortgage obligations			286,681,437
(cost: $280,959,377)

Index Options -(0.1%) (2)
	U.S. 2-Year Treasury Call Options:
(50)	$109.25 strike, August 2010 expiration		-25,000
(750)	$108.75 strike, September 2010 expiration		-1,078,125

Total index options			-1,103,125
(cost: $-554,650)

Short-Term Securities (9.6%) (2)
15,000,000	U.S. Treasury Bill, 8/26/10		14,997,521
15,000,000	U.S. Treasury Bill, 9/23/10		14,994,405
58,072,253	Dreyfus Cash Mgmt. Fund, 0.01%		58,072,253

Total short-term securites			88,064,179
(cost: $88,063,328)

Total investments in securities
(cost: $949,261,896)			$969,104,432

Other Assets and Liabilities, Net (-5.17%)	(47,614,635)

Total Net Assets	$921,489,797

Aggregate Cost	949,261,896

Gross Unrealized Appreciation	22,303,453
Gross Unrealized Depreciation	(2,460,917)
Net Unrealized Appreciation(Depreciation)	19,842,536

Notes To Schedule of Investments:

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity Securities (includes sweep and exchange traded Funds)	$58,072,253
Other financial instruments	($1,103,125)
Level 2 - Other Significant Observable Inputs
Collateralized Mortgage Obligations	$286,681,437
Mortgage Pass-Through securities	$528,372,662
U.S. Treasury / Federal Agency securities	$97,081,205
Level 3 - Significant Unobservable Inputs	—
Total	$969,104,432

(2) Percentage figures indicate percentage of total net assets.

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen

Vice President and Treasurer

Date:	August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen

Vice President and Treasurer

Date:	August 6, 2010

By:	/s/ Roger J. Sit
Roger J. Sit

President

Date:	August 6, 2010